COMMITMENTS AND CONTINGENCIES (Details) - CIK 0001841024 L Catterton Asia Acquisition Corp			12 Months Ended
	Mar. 24, 2021 USD ($) shares	Mar. 15, 2021 USD ($) shares	Dec. 31, 2023 item shares	Jan. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item			3
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units sold | shares		25,000,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriting option period			45 days
Underwriter cash discount	$ 730,175	$ 5,000,000
Deferred Underwriter Fee				$ 5,000,000
Percentage of deferred underwriting fee				3.50%
Number of units sold | shares	3,650,874		3,750,000
Aggregate deferred underwriting fee payable		$ 10,027,806